Summary of Significant Accounting Policies (Details) - Schedule of Series A Common Stock - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022
Schedule of Series A Common Stock [Abstract]
Gross proceeds									$ 300,000,000
Proceeds allocated to Public Warrants								$ (8,100,000)	(8,100,000)
Series A common stock issuance costs								(16,699,058)	(16,699,058)
Remeasurement of carrying value to redemption value	$ 63,908	$ 73,483	$ 121,197	$ 207,556	$ 1,180,703	$ 2,554,544	$ 4,395,161	33,896,988	33,896,988
Series A common stock subject to possible redemption, balance	6,127,635	$ 7,487,321	$ 7,413,838				7,292,641	$ 309,097,930	$ 309,097,930
Redemption							(276,471,460)
Redemptions (redeemed in September 2024, paid in October 2024)	$ (1,423,594)						$ (29,728,990)